STOCK OPTION AGREEMENTS AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
STOCK OPTION AGREEMENTS AND TRANSACTIONS
Stock Option Agreements And Transactions

NOTE 8. - STOCK OPTION AGREEMENTS AND TRANSACTIONS

The Company grants stock options to its key employees and independent service providers as it deems appropriate. Most options expire from five to ten years after the grant date.

Option Agreements - The Company's Board approved stock option agreements with consultants, an employee for a performance-based award and a member of the Board of which options for an aggregate of 1,451,500 common shares are outstanding at December 31, 2021 with an average exercise price of $0.21 per share. At December 31, 2021, options for 701,500 shares are vested as the performance based award has not been reached.

On April 6, 2021, the Company granted a stock option to purchase a total of 200,000 common shares at an exercise price of $0.1925 per share to a former executive of the Company who consults with the Company. The individual forfeited an option grant of 473,000 common shares from the 2009 Plan.

On April 19, 2021, the Company issued 750,000 performance-based stock options at $0.245 per share to an executive of the Company. Certain revenue targets must be made to grant the options in three tranches of 250,000 shares each. The unrecognized compensation expense for these options is approximately $135,800 at December 31, 2021.

The remaining stock options issued during the year ended December 31, 2021 included in the table below relate to options issued to employees as compensation expense.

Loan Fees - On May 7, 2019, the Company entered into a note payable agreement for up to $500,000 with a related party. The note has an interest rate of 7.5% and is due on August 31, 2026. The Company borrowed $200,000 in 2019, $50,000 in 2020, and $249,000 in 2021. The $499,000 remains outstanding as of December 31, 2021. As consideration for providing this financing, the Company granted a stock option to purchase a total of 2,500,000 common shares at an exercise price of $0.02 and recorded interest expense of $14,250 using the Black-Scholes option pricing model to determine the estimated fair value of the option in 2019.

On August 24, 2020, the Company entered into a note payable agreement for $166,473 with a third party. The note has an interest rate of 6% and is due on August 24, 2024. As consideration for providing this financing, the Company granted a stock option to purchase a total of 500,000 common shares at an exercise price of $0.05 and recorded interest expense of $52,900 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

On November 17, 2020, the Company extended a note payable agreement of $146,300 with a related party. The note has an interest rate of 6% and is due on January 1, 2022. As consideration for providing this extension of the financing, the Company granted a stock option to purchase a total of 250,000 common shares at an exercise price of $0.12 and recorded interest expense of $15,450 using the Black-Scholes option pricing model to determine the estimated fair value of the option in 2020. On February 14, 2021, the Company extended this note payable agreement’s due date to January 1, 2024.

On December 31. 2020, the Company extended a note payable agreement of $9,000 with a third party. The note has an interest rate of 6% and is due on January 1, 2024. As consideration for providing this extension of the financing, the Company granted a stock option to purchase a total of 25,000 common shares at an exercise price of $0.10 and recorded interest expense of $958 using the Black-Scholes option pricing model to determine the estimated fair value of the option.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model based on the following assumptions. Volatility is based on the Company’s historical volatility. The expected life of the options was determined using the simplified method for plain vanilla options as stated in FASB ASC 718 to improve the accuracy of this assumption while simplifying record keeping requirements until more detailed information about the Company’s exercise behavior is available. The risk-free rate for the life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following assumptions were used for the years ended December 31, 2021 and 2020.

	2021	2020
Risk free interest rate	0.16% to 0.64%	0.17% to 1.40%
Expected dividend yield	0%	0%
Expected stock price volatility	100% to 140%	100%
Expected life of options	1.25 to 5.25 years	1.75 to 3.01 years

The following is a summary of stock option activity, including qualified and non-qualified options for the years ended December 31, 2021 and 2020:

	Number of Options Outstanding	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2019	10,910,500	$0.05
Granted	1,880,000	$0.07
Expired	(335,000)	$0.15
Forfeited	(25,000)	$0.05
Outstanding at December 31, 2020	12,430,500	$0.05
Granted	1,756,500	$0.21
Exercised	(2,389,000)	$0.04
Expired	(45,000)	$0.10
Forfeited	(998,000)	$0.10
Outstanding at December 31, 2021	10,755,000	$0.08	3.4 years	$544,100

Vested or expected to vest at December 31, 2021	10,005,000	$0.07	3.3 years	$544,100

Exercisable at December 31, 2021	9,980,000	$0.07	3.3 years	$544,100

At December 31, 2021, there was approximately $135,800 of total unrecognized compensation cost related to outstanding non-vested options.

The weighted average fair value of options granted was $0.21 and $0.07 per share for the years ended December 31, 2021 and 2020, respectively. The exercise price for all options granted equaled or exceeded the market value of the Company’s common stock on the date of grant with the exception of the 500,000 options granted in consideration for providing the financing on August 24, 2020.